Bank Debt, Long-Term Debt and Convertible Notes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 609
2014	373
2015	200
2016	56
2017	0
2018 and thereafter	0
Capital Leases, Future Minimum Payments Due	1,238
Less: imputed interest	(113)
Capital Leases, Future Minimum Payments, Net Minimum Payments	1,125
Less: current portion	(553)
Capital Lease Obligations, Noncurrent	$ 572